Note 9 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Net loss attributable to BeyondSpring Inc. —basic and diluted	$ (15,534)	$ (3,087)	$ (76,271)	$ (8,475)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	22,844,962	15,958,736	20,438,251	15,820,086
Net loss per share —basic and diluted (in dollars per share)	$ (0.68)	$ (0.19)	$ (3.73)	$ (0.54)